INTANGIBLES, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES, NET
NOTE 6	-	INTANGIBLES, NET

The gross book value, accumulated amortization, and amortization periods of intangible assets are as follows:

	December 31, 2022
	Estimated Useful Life (in years)	Gross Book Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)

Acquisition of IP	10	39	4	35	9

	December 31, 2021
	Estimated Useful Life (in years)	Gross Book Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)

Acquisition of IP	10	32	-	32	10